Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Restricted cash	$ 74,018	$ 15,070	$ 39,983
Residual value	5.00%
Impairment of long-lived assets
Accrued expenses and other payables	777,588	694,712
Contract liabilities as revenue	$ 79,488	24,484	45,800
Value added tax percentage	13.00%
Advertising expenses	$ 13,869	65,005	7,037
Share based compensation		1,968,000
Government subsidy grant	$ 67,614	101,350	$ 26,996
After tax percentage	10.00%
Registered capital percentage	50.00%
Other Contract [Member]
Significant Accounting Policies [Line Items]
Contract liabilities as revenue	$ 162,120
RMB [Member]
Significant Accounting Policies [Line Items]
Cash	1,868,831
Restricted cash	$ 917,467
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life term	46 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life term	50 years
Contract Liabilities [Member]
Significant Accounting Policies [Line Items]
Accrued expenses and other payables	$ 162,120	$ 219,933